TAXES ON INCOME (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax description	Under the 2017 Amendment, and provided the conditions stipulated therein are met, income derived by Preferred Companies from ‘Preferred Technological Enterprises’ (“PTE”) (as defined in the 2017 Amendment), would be subject to reduced corporate tax rates of 7.5% in Development Zone “A” and 12% elsewhere, or 6% in case of a ‘Special Preferred Technological Enterprise’ (“SPTE”) as defined in the 2017 Amendment) regardless of the company’s geographical location within Israel. A Preferred Company distributing dividends from income derived from its PTE or SPTE, would subject the recipient to a 20% tax (or lower, if so provided under an applicable tax treaty). The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a corporate shareholder who is not an Israeli resident for tax purposes would be subject to a 4% tax (if at least 90% of the shares of the distributing company are held by one or more non-Israeli resident corporations)
Operating loss carryforwards	$ 250.5
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	12.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	16.00%
2014 and Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	16.00%
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%